Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Consolidated Statements Of Operations [Abstract]
Net revenue	$ 9,112	$ 8,160
Cost of revenue	1,749	1,560
Gross profit	7,363	6,600
Operating expenses:
Sales and marketing	2,542	2,457
Customer operations and support	1,690	1,611
Software development and technical support (net of capitalized software product costs)	872	556
General and administrative	1,604	1,488
Depreciation and amortization (exclusive of software product costs included in cost of revenue)	372	321
Net operating expenses	7,080	6,433
Operating income (loss)	283	167
Other income (expense):
Interest expense	(89)	(70)
Loss on change in fair value of stock warrants		(22)
Gain on change in fair value of estimated contingent liabilities		26
Other, net	(1)	8
Total other income (expense)	(90)	(58)
Income (loss) before provision for income tax	193	109
Income tax benefit (expense)	(89)	(84)
Net loss	104	25
Net income (loss) per common share:
Basic	$ 0.01	$ 0.00
Diluted	$ 0.01	$ 0.00
Other comprehensive income (loss), net of tax:
Net income	104	25
Foreign currency translation adjustments	9	(5)
Total other comprehensive income	9	(5)
Comprehensive income (loss)	$ 113	$ 20